OTHER INVESTMENTS (Schedule of Continuity of Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Change in fair value on equity investments designated as FVTOCI	$ (37,508)	$ (37,886)
Impact of foreign currency translation	11,352	(12,335)
Fair value [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	1,207	287
Change in fair value on equity investments designated as FVTOCI	378	196
Equity investments received as consideration for disposal of NSR	4,320
Purchase of equity investments		782
Impact of foreign currency translation	227	(58)
Ending	6,132	1,207
Accumulated fair value change included in OCI [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	(6,233)	(6,429)
Change in fair value on equity investments designated as FVTOCI	378	196
Equity investments received as consideration for disposal of NSR
Impact of foreign currency translation
Ending	$ (5,855)	$ (6,233)